Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Balances And Transactions
a.	Balances with related parties:

	December 31
	2015	2014

Trade receivables, net	$-	$226

b.	Transactions with related parties:

	Year ended December 31,
	2015	2014	2013

Revenues	$226	$991	$1,200

Bad debt expenses (*)	$(226)	$-	$-

(*) Recorded under general and administrative expenses on the consolidated statements of operations.